Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		28 Months Ended	12 Months Ended		28 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2012	Dec. 31, 2013 First Office Building	Dec. 31, 2012 First Office Building	Dec. 31, 2013 First Office Building	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2013 Equipment [Member]	Nov. 06, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS)	Dec. 31, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS)	Nov. 06, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Maximum	Nov. 06, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Minimum	Nov. 06, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Common Stock
Loss Contingencies [Line Items]
Operating leases , rent expense		$ 146,952	$ 23,988	$ 176,872	$ 60,620	$ 0	$ 60,620
Operating leases , expiration dates		Operating leases leases expiring on various dates through August 2016			Operating lease that expires in March 2016
Operating leases, Monthly rental payment					5,758
Annual license payments	15,000							7,000,000
Warrant to purchase stock, term												5 years
Warrant to purchase stock, shares												16,667
Warrant to purchase stock, exercise price per share												6.00
Contingent Milestone payments										105,000,000
Amount of service to be performed by NMs under the agreement											1,000,000
Amount of service performed by NMs under the agreement									$ 80,000